Long-Term Debt (Details 1) - SBA note [Member]	Sep. 30, 2016 USD ($)
Extinguishment of Debt [Line Items]
Three Months Ending December 31, 2016	$ 1,224,480
2017	871,556
2018
2019
2020	1,006,461
Long-term debt	3,102,497
Related Party [Member]
Extinguishment of Debt [Line Items]
Three Months Ending December 31, 2016
2017	871,556
2018
2019
2020	1,006,461
Long-term debt	1,878,017
Non-Related Party [Member]
Extinguishment of Debt [Line Items]
Three Months Ending December 31, 2016	1,224,480
2017
2018
2019
2020
Long-term debt	$ 1,224,480